Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Contractual Obligations From Significant Commitments
The table below presents a summary of the contractual obligations of the Company resulting from significant commitments (in thousands):

	December 31, 2015	December 31, 2014

Commitments to extend credit:
Home equity lines	$183,017	$175,312
Commercial real estate	84,672	50,298
Other commitments	177,491	145,283
Standby letters of credit	5,086	4,592
Commercial letters of credit	2,312	1,991